STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
STOCK OPTIONS AND WARRANTS

The following is a summary of warrant activity during the quarter ended March 31, 2016:

	Number of Warrant Shares	Weighted Average Exercise Price
Balance, December 31, 2015	6,265,286	$0.73
Warrants granted and assumed	228,000	1.02
Warrants expired	—	—
Warrants cancelled	—	—
Warrants exercised	—	—
Balance, March 31, 2016	6,493,286	$0.74

All warrants outstanding as of March 31, 2016 are exercisable.

On January 25, 2016, the Company entered into an amending agreement with the Company’s wholly-owned subsidiary, Epic Stores, LLC, and Epic Store Funding Corp. amending the note purchase agreement dated April 16, 2015. In consideration of the amendments, the Company agreed to issue Funding Corp, 145,000 stock purchase warrants, plus commencing on January 8, 2016, 1,000 warrants per day until the date of repayment of all amounts owing under the note.

Under this agreement the Company has issued 228,000 stock warrants as of March 31, 2016. Each warrant will be exercisable into one share of the Company’s common stock at a price of $1.02 per share until the date that is two years from the date of issuance. These warrants were valued using the black-scholes method and an expense of 81,528 was recorded to interest expense.

The following is a summary of warrant activity during the year ended December 31, 2015:

	Number of Warrant Shares	Weighted Average Exercise Price
Balance, December 31, 2014	104,167	$0.24

Warrants granted and assumed	6,265,286	0.73
Warrants expired	—	—
Warrants cancelled	(104,164)	0.24
Warrants exercised	—	—

Balance, December 31, 2015	6,265,286	$0.73

All warrants outstanding as of December 31, 2015 are exercisable.

See Note 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS and Note 9 – STOCKHOLDERS’ DEFICIT for additional details on issuance of warrants during the year ending December 31, 2015.